Short-term loan - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Apr. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short-term Debt [Line Items]
Short Term Loan		¥ 150,000	$ 23,538		¥ 0
short-term loan, Restricted Cash		164,030	25,740		¥ 115	$ 18	¥ 115	¥ 115
VIE
Short-term Debt [Line Items]
short-term loan, Restricted Cash		¥ 157,900	$ 24,778
Shanghai Pudong Development Bank [Member] | Secured Debt [Member]
Short-term Debt [Line Items]
Short Term Loan	¥ 150,000			$ 23,538
Short-term Debt, Percentage Bearing Fixed Interest Rate	4.35%			4.35%
Short-term Debt, Terms	one-year